Equity Line of Credit (“ELOC”) and Convertible Debt - Schedule of Amortized Cost of the Convertible Debt (Details)	9 Months Ended
Sep. 30, 2025 USD ($)
Schedule of Amortized Cost of the Convertible Debt [Abstract]
Balance, January 1, 2025
Balance, September 30, 2025	3,194,053
Principal	5,000,000
Fair value of embedded derivative liability	(681,818)
Allocation of original issue discount and issuance cost	(1,136,701) [1]
Accretion	6,669
Interest expense	$ 5,903

[1]	Total original issuance discount and issuance cost amounted to $1,316,180, of which $1,136,701 were allocated to the amortized cost of the convertible debt and $179,479 were allocated to the derivative liability and recorded as finance cost in the statement of operations.